Cover	Jun. 29, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 29, 2023
Entity File Number	001-41185
Entity Registrant Name	GARDINER HEALTHCARE ACQUISITIONS CORP.
Entity Central Index Key	0001858912
Entity Tax Identification Number	86-2899992
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3107 Warrington Road
Entity Address, City or Town	Shaker Heights
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44120
City Area Code	216
Local Phone Number	633-6708
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock, par value $0.0001 per share, and one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock, par value $0.0001 per share, and one redeemable warrant
Trading Symbol	GDNRU
Security Exchange Name	NASDAQ
Shares of common stock, par value $0.0001 per share, included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of common stock, par value $0.0001 per share
Trading Symbol	GDNR
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants
Trading Symbol	GDNRW
Security Exchange Name	NASDAQ